Non Purchased Loans - Impaired Loans, Segregated by Class of Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 2,569	$ 7,869
Recorded Investment With No Allowance	2,062	4,756
Recorded Investment With Allowance	272	2,919
Total Recorded Investment	2,334	7,675
Related Allowance	39	907
Average Recorded Investment	5,006	9,407
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	2,265	7,456
Recorded Investment With No Allowance	1,990	4,702
Recorded Investment With Allowance	112	2,560
Total Recorded Investment	2,102	7,262
Related Allowance	3	782
Average Recorded Investment	4,683	9,128
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	171	308
Recorded Investment With No Allowance	171	256
Recorded Investment With Allowance		52
Total Recorded Investment	171	308
Related Allowance		13
Average Recorded Investment	240	210
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	33	111
Recorded Investment With No Allowance	33	111
Total Recorded Investment	33	111
Average Recorded Investment	72	182
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	767	1,016
Recorded Investment With No Allowance	767	1,012
Recorded Investment With Allowance		4
Total Recorded Investment	767	1,016
Related Allowance		1
Average Recorded Investment	892	928
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,294	6,021
Recorded Investment With No Allowance	1,019	3,323
Recorded Investment With Allowance	112	2,504
Total Recorded Investment	1,131	5,827
Related Allowance	3	768
Average Recorded Investment	3,479	7,808
Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	304	413
Recorded Investment With No Allowance	72	54
Recorded Investment With Allowance	160	359
Total Recorded Investment	232	413
Related Allowance	36	125
Average Recorded Investment	323	279
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	304	413
Recorded Investment With No Allowance	72	54
Recorded Investment With Allowance	160	359
Total Recorded Investment	232	413
Related Allowance	36	125
Average Recorded Investment	$ 323	$ 279